Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development expenses	$ 25		$ 153		$ 90	$ 37
General and administrative expenses	3,115	1,315	5,942	2,830	5,172	3,049
Funding expenses						74
Total operating costs and expenses	3,140	1,315	6,095	2,830	5,262	3,160
Operating loss	(3,140)	(1,315)	(6,095)	(2,830)	(5,262)	(3,160)
Other income (expenses):
Other income (expense), net	(2,126)	(791)	(2,613)	(948)	4,923	(1,727)
Interest income	2		11		15
Interest expense, net	(119)		(238)		(211)
Total other (expense) income, net	(2,243)	(791)	(2,840)	(948)	4,727	(1,727)
Net income (loss)	(5,383)	(2,106)	(8,935)	(3,778)	(535)	(4,887)
Less: Change in fair value and income impact of option liabilities					(5,521)
Net income (loss) - diluted	$ (5,383)	$ (1,854)	$ (8,935)	$ (3,390)	$ (6,056)	$ (4,887)
Basic earnings/(net loss) per share	$ (0.07)	$ (0.03)	$ (0.12)	$ (0.06)	$ (0.01)	$ (0.13)
Diluted earnings/(net loss) per share	$ (0.07)	$ (0.03)	$ (0.12)	$ (0.05)	$ (0.09)	$ (0.13)
Basic weighted-average common shares outstanding	73,851,440	64,626,430	73,840,488	64,626,430	66,973,906	37,447,918
Diluted weighted-average common shares outstanding	73,851,440	65,825,568	73,840,488	65,425,949	67,893,881	37,447,918
Comprehensive income (loss):
Foreign currency translation adjustment	$ (1)	$ (383)	$ (24)	$ (646)	$ (264)	$ 753
Total comprehensive income (loss)	$ (5,384)	$ (2,489)	$ (8,959)	$ (4,424)	$ (799)	$ (4,134)